UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 76.6%
Consumer Discretionary 11.6%
Hotels Restaurants & Leisure 1.9%
Wyndham Worldwide Corp.*	193,600	7,019,936
Media 8.7%
Clear Channel Communications, Inc.	316,986	11,988,410
Comcast Corp. "A"*	372,000	10,460,640
R.H. Donnelley Corp.*	67,129	5,087,036
Time Warner, Inc.	200,000	4,208,000

		31,744,086
Specialty Retail 1.0%
Lowe's Companies, Inc.	40,000	1,227,600

TJX Companies, Inc.	85,000	2,337,500

		3,565,100
Consumer Staples 5.0%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	100,400	5,875,408
Tobacco 3.4%
Altria Group, Inc.	175,500	12,309,570
Energy 5.0%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC*	253,712	13,167,653
Magellan Midstream Holdings LP	173,700	5,211,000

		18,378,653
Financials 19.7%
Consumer Finance 8.9%
AmeriCredit Corp.*	510,000	13,540,500
Capital One Financial Corp.	120,900	9,483,396
First Marblehead Corp.	247,500	9,563,400

		32,587,296
Diversified Financial Services 5.4%
Citigroup, Inc.	385,000	19,746,650
Insurance 0.0%
Conseco, Inc.*	1	21
Real Estate Investment Trusts 0.9%
American Home Mortgage Investment Corp. (REIT)	157,000	2,885,660
Fieldstone Investment Corp. (REIT)	100,000	364,000

		3,249,660
Thrifts & Mortgage Finance 4.5%
Countrywide Financial Corp.	172,000	6,252,200
Freddie Mac	165,400	10,039,780

		16,291,980
Health Care 16.2%
Health Care Providers & Services 13.6%
Coventry Health Care, Inc.*	163,100	9,402,715
Laboratory Corp. of America Holdings*	36,000	2,817,360
Omnicare, Inc.	155,000	5,589,300
UnitedHealth Group, Inc.	30,100	1,539,314
WellPoint, Inc.*	380,600	30,383,298

		49,731,987
Pharmaceuticals 2.6%
Johnson & Johnson	154,000	9,489,480
Industrials 1.8%
Industrial Conglomerates
Tyco International Ltd.	193,831	6,549,549
Information Technology 9.9%
Computers & Peripherals 4.3%
Hewlett-Packard Co.	142,000	6,336,040
International Business Machines Corp.	90,000	9,472,500

		15,808,540

IT Services 5.6%
CheckFree Corp.*	50,000	2,010,000
First Data Corp.	330,416	10,794,691
MasterCard, Inc. "A"	46,000	7,630,020

		20,434,711
Telecommunication Services 7.4%
Wireless Telecommunication Services
America Movil SAB de CV "L" (ADR)	74,000	4,582,820
American Tower Corp. "A"*	135,000	5,670,000
Millicom International Cellular SA*	35,000	3,207,400
NII Holdings, Inc.*	105,166	8,491,103
SBA Communications Corp. "A"*	150,000	5,038,500

		26,989,823

Total Common Stocks (Cost $133,341,192)		279,772,450
	Principal Amount ($)	Value ($)

Corporate Bonds 19.1%
Consumer Discretionary 6.9%
Blyth, Inc., 5.5%, 11/1/2013	5,110,000	4,445,700
Clear Channel Communications, Inc., 5.5%, 9/15/2014	1,000,000	854,564
Comcast Corp.:
5.5%, 3/15/2011	1,000,000	994,970
6.5%, 1/15/2017	650,000	663,621
EchoStar DBS Corp., 6.625%, 10/1/2014	1,000,000	955,000
Expedia, Inc., 7.456%, 8/15/2018	1,000,000	1,001,451
Marriott International, Inc., 5.81%, 11/10/2015	5,700,000	5,495,245
MGM MIRAGE:
5.875%, 2/27/2014	2,000,000	1,810,000
6.625%, 7/15/2015	2,500,000	2,271,875
R.H. Donnelley Corp., 6.875%, 1/15/2013	5,900,000	5,590,250
Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,043,270

		25,125,946
Consumer Staples 0.3%
Avon Products, Inc., 6.55%, 8/1/2007	1,000,000	1,000,414
Smithfield Foods, Inc., 7.75%, 7/1/2017	150,000	150,000

		1,150,414
Energy 0.6%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012	2,000,000	2,103,962
Financials 2.7%
American Real Estate Partners LP, 144A, 7.125%, 2/15/2013	1,595,000	1,539,175
Capital One Financial Corp., 6.15%, 9/1/2016	250,000	246,823
GMAC LLC, 6.875%, 8/28/2012	2,000,000	1,954,646
Jefferies Group, Inc., Series B, 7.5%, 8/15/2007	4,000,000	4,005,256
Leucadia National Corp., 144A, 7.125%, 3/15/2017	1,950,000	1,891,500
Realogy Corp.:
144A, 7.058% **, 10/20/2009	100,000	100,153
144A, 7.15%, 10/15/2011	100,000	100,250
144A, 7.5%, 10/15/2016	100,000	100,000

		9,937,803
Health Care 0.9%
Coventry Health Care, Inc., 5.875%, 1/15/2012	500,000	501,266

HCA, Inc., 5.75%, 3/15/2014	3,000,000	2,538,750
Omnicare Inc., 6.875%, 12/15/2015	250,000	237,500

		3,277,516
Industrials 1.7%
Allied Waste North America, Inc., 7.25%, 3/15/2015	1,000,000	990,000
Lilly Industries, Inc., 7.75%, 12/1/2007	1,000,000	1,007,036
Norfolk Southern Corp., 5.257%, 9/17/2014	1,367,000	1,305,669
Union Carbide Corp., 6.7%, 4/1/2009	3,000,000	3,024,723

		6,327,428
Information Technology 0.7%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013	2,000,000	1,976,706
Hewlett-Packard Co., 5.47% **, 3/1/2012	500,000	499,781

		2,476,487
Telecommunication Services 3.7%
American Tower Corp.:
7.125%, 10/15/2012	3,000,000	3,067,500
7.5%, 5/1/2012	500,000	513,750
Anixter International, Inc., 5.95%, 3/1/2015	1,000,000	935,000
Citizens Communications Co., 6.25%, 1/15/2013	1,800,000	1,725,750
Qwest Communications International, Inc.:
7.25%, 2/15/2011	2,000,000	2,015,000
7.5%, 2/15/2014	3,000,000	3,037,500
Verizon Communications, Inc., 6.46%, 4/15/2008	2,000,000	2,014,208

		13,308,708
Utilities 1.6%
MidAmerican Energy Holdings Co.:
Series D, 5.0%, 2/15/2014	1,000,000	957,316
7.63%, 10/15/2007	5,000,000	5,026,605

		5,983,921

Total Corporate Bonds (Cost $70,289,930)		69,692,185
	Shares	Value ($)

Preferred Stocks 0.4%
Financials
Real Estate Investment Trust
American Home Mortgage Investment Corp., Series B, 9.25% (REIT) (Cost $1,627,640)	66,000	1,567,500
	Principal Amount ($)	Value ($)

Repurchase Agreements 5.4%
State Street Bank and Trust Co., 3.8%, dated 6/29/2007, to be repurchased at $19,880,293 on 7/2/2007 (a) (Cost $19,874,000)	19,874,000	19,874,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $225,132,762)	101.5	370,906,135
Other Assets and Liabilities, Net	(1.5)	(5,555,131)

Net Assets	100.0	365,351,004

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of June 30, 2007.

(a) Collateralized by $15,730,000 US Treasury Bond, 8.125%, maturing on 5/15/2021 with a value of $20,272,038.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007